Stockholders' Equity (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($) director shares	Jun. 30, 2017 director	Aug. 10, 2018 USD ($)
Stock Based Compensation
Agreed contribution from stockholder			$ 10,000
Number of directors who elected to receive their compensation in shares | director	0	0
Manager's employees
Stock Based Compensation
Vesting period	0 years
Contractual obligation for any stock to be granted	$ 0
Newly issued shares | shares	0